Materials and Services Expenses - Summary of Materials and Services Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Independent contractors	$ 2,805,924	$ 3,394,544
Vehicle operation expenses	999,922	1,197,647
Total materials and services expenses	$ 3,805,846	$ 4,592,191